Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements	The Group has entered into lease agreements for properties which it operates. Such leases are classified as operating leases. Future minimum lease payments under non-cancellable operating lease agreements at September 30, 2022 were as follows:
For the years ending September 30,
2023	339,513
2024	211,216
2025	81,947
2026	34,447
2027 and thereafter	37,905
Total	705,028